Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated September 19, 2014 to the Prospectus and Statement of Additional Information for Lord Abbett Fundamental Equity Fund and Lord Abbett Value Opportunities Fund, each a series of Lord Abbett Securities Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-14-004068).